PHL VARIABLE ACCUMULATION ACCOUNT II

Annual Report

to

Contract Owners

December 31, 2019

PHL VARIABLE INSURANCE COMPANY

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

			Investments, at	Accounts
Subaccount *,**	Shares	Cost	fair value	Receivable
DVSCS	2,315	$45,276	$44,125	$1	$
DSIFS	2,953	134,451	177,277	-
ACEAA2	5	50	53	-
AGEAA2	61,500	645,959	670,964	-
AUGEA2	2,136	20,740	22,410	1
FVSIS2	2,507	28,210	28,431	-
FTVGI2	2,925	46,775	46,715	-
IVGMMI	17,334	17,334	17,334	1
LZREMS	244	5,222	5,371	-
PVSTA	3,385	34,957	34,932	1
PMVAAA	7,602	80,813	82,027	1
PMVTRD	62,506	678,327	688,816	1
PMVRSD	2,903	21,542	18,838	-
PMVHYD	7,126	55,489	56,650	-
PMVRA	1,106	13,878	13,986	-
PIVEI2	1,091	23,136	18,460	-
RVARS	1,333	32,322	32,198	-
TRBCG2	418	14,359	15,625	-
VWHAS	365	6,977	6,670	-
VWEM	799	11,227	12,103	-
VVI	4,630	100,867	134,270	-
VVHGB	31,687	372,254	386,899	1
VVTSM	5,391	183,083	230,796	-
Total (unaudited)			$2,744,950	$7	$

		Contract
	Accounts	Owners'
Total Assets	Payable	Equity
44,126	$-	$44,126	$
177,277	1	177,276
53	1	52
670,964	2	670,962
22,411	-	22,411
28,431	1	28,430
46,715	-	46,715
17,335	-	17,335
5,371	-	5,371
34,933	-	34,933
82,028	-	82,028
688,817	-	688,817
18,838	-	18,838
56,650	-	56,650
13,986	-	13,986
18,460	1	18,459
32,198	-	32,198
15,625	1	15,624
6,670	-	6,670
12,103	1	12,102
134,270	-	134,270
386,900	-	386,900
230,796	1	230,795
2,744,957	$9	$2,744,948	$

		Contract
Accumulation	Contracts in	Owners'
Units	Payout	Equity
44,126	$-	$44,126
177,276	-	177,276
52	-	52
670,962	-	670,962
22,411	-	22,411
28,430	-	28,430
46,715	-	46,715
17,335	-	17,335
5,371	-	5,371
34,933	-	34,933
82,028	-	82,028
688,817	-	688,817
18,838	-	18,838
56,650	-	56,650
13,986	-	13,986
18,459	-	18,459
32,198	-	32,198
15,624	-	15,624
6,670	-	6,670
12,102	-	12,102
134,270	-	134,270
386,900	-	386,900
230,795	-	230,795
2,744,948	$-	$2,744,948

*Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners' Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	DVSCS	DSIFS	ACEAA2	AGEAA2	AUGEA2	FVSIS2	FTVGI2
Reinvested dividends	$61,201	350	2,353	1	11,389	451	866	3,230
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	61,201	350	2,353	1	11,389	451	866	3,230
Realized gain (loss) on investments	38,770	1	190	17,881	1,445	1,449	27	110
Change in unrealized gain (loss) on investments	203,359	4,329	29,715	255	35,535	585	1,697	(2,422)
Net gain (loss) on investments	242,129	4,330	29,905	18,136	36,980	2,034	1,724	(2,312)
Reinvested capital gains	58,363	3,342	7,861	-	29,284	502	205	-
Net increase (decrease) in contract owners'
equity resulting from operations	$361,693	8,022	40,119	18,137	77,653	2,987	2,795	918

Investment Activity:	IVGMMI	LZREMS	PVSTA	PMVAAA	PMVTRD	PMVRSD	PMVHYD	PMVRA
Reinvested dividends	$630	44	942	2,286	19,494	751	2,608	213
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	630	44	942	2,286	19,494	751	2,608	213
Realized gain (loss) on investments	-	(1)	357	(3,994)	(615)	(563)	(41)	(1)
Change in unrealized gain (loss) on investments	-	783	(168)	12,278	33,798	1,636	4,624	865
Net gain (loss) on investments	-	782	189	8,284	33,183	1,073	4,583	864
Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners'
equity resulting from operations	$630	826	1,131	10,570	52,677	1,824	7,191	1,077

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PIVEI2	RVARS	TRBCG2	VWHAS	VWEM	VVI	VVHGB	VVTSM
Reinvested dividends	$410	731	-	-	29	1,704	9,404	3,315
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	410	731	-	-	29	1,704	9,404	3,315
Realized gain (loss) on investments	(319)	(1)	-	(1,108)	9	1,896	(1)	3,664
Change in unrealized gain (loss) on investments	(3,076)	719	1,794	2,114	2,064	25,577	21,086	43,749
Net gain (loss) on investments	(3,395)	718	1,794	1,006	2,073	27,473	21,085	47,413
Reinvested capital gains	6,968	-	407	-	142	3,717	-	5,935
Net increase (decrease) in contract owners'
equity resulting from operations	$3,983	1,449	2,201	1,006	2,244	32,894	30,489	56,663

Investment Activity:	RENF	VVB	JABS
Reinvested dividends	$-	-	-
Mortality and expense risk charges (note 2)	-	-	-
Net investment income (loss)	-	-	-
Realized gain (loss) on investments	(347)	7,898	10,834
Change in unrealized gain (loss) on investments	632	(6,040)	(8,770)
Net gain (loss) on investments	285	1,858	2,064
Reinvested capital gains	-	-	-
Net increase (decrease) in contract owners'
equity resulting from operations	$285	1,858	2,064

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	Total (unaudited)		DVSCS		DSIFS		ACEAA2
Investment activity:	2019	2018	2019	2018	2019	2018	2019	2018

Net investment income (loss)	$61,201	55,806	350	666	2,353	2,381	1	1,391
Realized gain (loss) on investments	38,770	(13,663)	1	13,810	190	29,052	17,881	4,477
Change in unrealized gain (loss)
on investments	203,359	(276,652)	4,329	(18,449)	29,715	(35,183)	255	(2,800)
Reinvested capital gains	58,363	105,749	3,342	4,452	7,861	4,003	-	928
Net increase (decrease) in contract owners'
equity resulting from operations	361,693	(128,760)	8,022	479	40,119	253	18,137	3,996
Equity transactions:
Purchase payments received from contract
owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(1,050)	(3)	-	(24,029)	14,915	(120,936)	(589,431)	594,997
Redemptions (notes 2, 3 and 4)	(417,052)	(117,649)	(17)	(28)	(79)	(91)	(79,256)	(14,096)
Adjustments to maintain reserves	(7)	8	(1)	-	(2)	1	-	-
Net equity transactions	(418,109)	(117,644)	(18)	(24,057)	14,834	(121,026)	(668,687)	580,901
Net change in contract owners' equity	(56,416)	(246,404)	8,004	(23,578)	54,953	(120,773)	(650,550)	584,897
Contract owners' equity beginning of period	2,801,364	3,047,768	36,122	59,700	122,323	243,096	650,602	65,705
Contract owners' equity end of period	$2,744,948	2,801,364	44,126	36,122	177,276	122,323	52	650,602
CHANGES IN UNITS:
Beginning units	1,842,891	1,810,410	14,723	22,149	55,784	105,480	492,823	48,593
Units purchased	440,135	2,456,291	-	12,371	6,302	3,118	47,904	1,435,883
Units redeemed	(759,698)	(2,423,813)	(6)	(19,797)	(298)	(52,814)	(540,691)	(991,653)
Ending units	1,523,328	1,842,888	14,717	14,723	61,788	55,784	36	492,823

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AGEAA2		AUGEA2		FVSIS2		FTVGI2
Investment activity:	2019	2018	2019	2018	2019	2018	2019	2018

Net investment income (loss)	$11,389	12,789	451	533	866	974	3,230	-
Realized gain (loss) on investments	1,445	(73,078)	1,449	1,477	27	174	110	254
Change in unrealized gain (loss)
on investments	35,535	(94,650)	585	(4,096)	1,697	(2,168)	(2,422)	650
Reinvested capital gains	29,284	72,165	502	978	205	56	-	-
Net increase (decrease) in contract owners'
equity resulting from operations	77,653	(82,774)	2,987	(1,108)	2,795	(964)	918	904
Equity transactions:
Purchase payments received from contract
owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	589,431	(594,998)	-	-	-	(9,170)	2,407	(827)
Redemptions (notes 2, 3 and 4)	(120,965)	(70,119)	(5,181)	(5,054)	(990)	(998)	(1,600)	(1,629)
Adjustments to maintain reserves	(2)	4	1	(1)	-	-	(1)	-
Net equity transactions	468,464	(665,113)	(5,180)	(5,055)	(990)	(10,168)	806	(2,456)
Net change in contract owners' equity	546,117	(747,887)	(2,193)	(6,163)	1,805	(11,132)	1,724	(1,552)
Contract owners' equity beginning of period	124,845	872,732	24,604	30,767	26,625	37,757	44,991	46,543
Contract owners' equity end of period	$670,962	124,845	22,411	24,604	28,430	26,625	46,715	44,991
CHANGES IN UNITS:
Beginning units	80,704	518,807	17,457	20,902	16,018	22,075	27,294	28,783
Units purchased	352,025	786,527	-	-	-	4,632	1,439	1,344
Units redeemed	(70,580)	(1,224,630)	(3,373)	(3,445)	(561)	(10,689)	(952)	(2,833)
Ending units	362,149	80,704	14,084	17,457	15,457	16,018	27,781	27,294

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	IVGMMI		LZREMS		PVSTA		PMVAAA
Investment activity:	2019	2018	2019	2018	2019	2018	2019	2018

Net investment income (loss)	$630	652	44	97	942	1,199	2,286	4,206
Realized gain (loss) on investments	-	-	(1)	(1)	357	-	(3,994)	(243)
Change in unrealized gain (loss)
on investments	-	-	783	(1,135)	(168)	(468)	12,278	(11,197)
Reinvested capital gains	-	-	-	-	-	81	-	-
Net increase (decrease) in contract owners'
equity resulting from operations	630	652	826	(1,039)	1,131	812	10,570	(7,234)
Equity transactions:
Purchase payments received from contract
owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(36,228)	28,965	-	-	(2,161)	14,023	2,808	147
Redemptions (notes 2, 3 and 4)	(11,923)	(7,053)	(9)	(10)	(28,378)	(28)	(56,662)	(109)
Adjustments to maintain reserves	1	-	(1)	-	1	-	1	-
Net equity transactions	(48,150)	21,912	(10)	(10)	(30,538)	13,995	(53,853)	38
Net change in contract owners' equity	(47,520)	22,564	816	(1,049)	(29,407)	14,807	(43,283)	(7,196)
Contract owners' equity beginning of period	64,855	42,291	4,555	5,604	64,340	49,533	125,311	132,507
Contract owners' equity end of period	$17,335	64,855	5,371	4,555	34,933	64,340	82,028	125,311
CHANGES IN UNITS:
Beginning units	6,339	4,198	4,371	4,380	52,157	40,769	83,595	83,615
Units purchased	28	5,442	-	-	-	17,183	1,747	3,080
Units redeemed	(4,705)	(3,301)	(8)	(9)	(24,609)	(5,795)	(36,439)	(3,100)
Ending units	1,662	6,339	4,363	4,371	27,548	52,157	48,903	83,595

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVTRD		PMVRSD		PMVHYD		PMVRA
Investment activity:	2019	2018	2019	2018	2019	2018	2019	2018

Net investment income (loss)	$19,494	15,680	751	338	2,608	2,600	213	310
Realized gain (loss) on investments	(615)	(1,415)	(563)	(696)	(41)	(159)	(1)	(2)
Change in unrealized gain (loss)
on investments	33,798	(26,237)	1,636	(2,164)	4,624	(3,828)	865	(614)
Reinvested capital gains	-	7,700	-	-	-	-	-	-
Net increase (decrease) in contract owners'
equity resulting from operations	52,677	(4,272)	1,824	(2,522)	7,191	(1,387)	1,077	(306)
Equity transactions:
Purchase payments received from contract
owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	12,675	(3,692)	1,553	331	932	(1,000)	-	-
Redemptions (notes 2, 3 and 4)	(15,391)	(15,248)	(23)	(24)	(738)	(732)	(26)	(26)
Adjustments to maintain reserves	1	2	(1)	-	(1)	-	(1)	-
Net equity transactions	(2,715)	(18,938)	1,529	307	193	(1,732)	(27)	(26)
Net change in contract owners' equity	49,962	(23,210)	3,353	(2,215)	7,384	(3,119)	1,050	(332)
Contract owners' equity beginning of period	638,855	662,065	15,485	17,700	49,266	52,385	12,936	13,268
Contract owners' equity end of period	$688,817	638,855	18,838	15,485	56,650	49,266	13,986	12,936
CHANGES IN UNITS:
Beginning units	411,232	423,482	35,622	34,936	26,922	27,838	9,687	9,707
Units purchased	9,673	7,311	4,236	2,326	654	1,050	-	-
Units redeemed	(11,296)	(19,561)	(940)	(1,640)	(566)	(1,966)	(19)	(20)
Ending units	409,609	411,232	38,918	35,622	27,010	26,922	9,668	9,687

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PIVEI2		RVARS		TRBCG2		VWHAS
Investment activity:	2019	2018	2019	2018	2019	2018	2019	2018

Net investment income (loss)	$410	214	731	-	-	-	-	-
Realized gain (loss) on investments	(319)	673	(1)	(61)	-	8,324	(1,108)	9
Change in unrealized gain (loss)
on investments	(3,076)	(2,236)	719	(1,476)	1,794	(6,787)	2,114	(3,191)
Reinvested capital gains	6,968	367	-	-	407	171	-	-
Net increase (decrease) in contract owners'
equity resulting from operations	3,983	(982)	1,449	(1,537)	2,201	1,708	1,006	(3,182)
Equity transactions:
Purchase payments received from contract
owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(2,469)	5,306	2,243	414	8,380	(23,107)	1,070	5,952
Redemptions (notes 2, 3 and 4)	-	-	(43)	(44)	-	-	(6,048)	-
Adjustments to maintain reserves	-	-	1	-	-	-	(1)	-
Net equity transactions	(2,469)	5,306	2,201	370	8,380	(23,107)	(4,979)	5,952
Net change in contract owners' equity	1,514	4,324	3,650	(1,167)	10,581	(21,399)	(3,973)	2,770
Contract owners' equity beginning of period	16,945	12,621	28,548	29,715	5,043	26,442	10,643	7,873
Contract owners' equity end of period	$18,459	16,945	32,198	28,548	15,624	5,043	6,670	10,643
CHANGES IN UNITS:
Beginning units	8,158	5,543	29,239	28,890	1,721	9,170	19,770	10,468
Units purchased	-	14,860	2,206	2,898	2,393	7,188	2,043	15,499
Units redeemed	(1,062)	(12,245)	(42)	(2,549)	-	(14,637)	(10,705)	(6,197)
Ending units	7,096	8,158	31,403	29,239	4,114	1,721	11,108	19,770

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VWEM		VVI		VVHGB		VVTSM
Investment activity:	2019	2018	2019	2018	2019	2018	2019	2018

Net investment income (loss)	$29	52	1,704	923	9,404	5,821	3,315	3,133
Realized gain (loss) on investments	9	684	1,896	1,117	(1)	(9)	3,664	3,005
Change in unrealized gain (loss)
on investments	2,064	(5,046)	25,577	(19,885)	21,086	(4,800)	43,749	(23,811)
Reinvested capital gains	142	-	3,717	3,089	-	493	5,935	8,010
Net increase (decrease) in contract owners'
equity resulting from operations	2,244	(4,310)	32,894	(14,756)	30,489	1,505	56,663	(9,663)
Equity transactions:
Purchase payments received from contract
owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	4,404	(9,875)	(4,880)	2,812	7,518	139,813	(12,349)	(5,570)
Redemptions (notes 2, 3 and 4)	(12)	(12)	(143)	(546)	(199)	(324)	(887)	(1,478)
Adjustments to maintain reserves	(2)	-	-	-	2	2	(1)	-
Net equity transactions	4,390	(9,887)	(5,023)	2,266	7,321	139,491	(13,237)	(7,048)
Net change in contract owners' equity	6,634	(14,197)	27,871	(12,490)	37,810	140,996	43,426	(16,711)
Contract owners' equity beginning of period	5,468	19,665	106,399	118,889	349,090	208,094	187,369	204,080
Contract owners' equity end of period	$12,102	5,468	134,270	106,399	386,900	349,090	230,795	187,369
CHANGES IN UNITS:
Beginning units	4,529	12,464	74,547	72,791	243,308	144,850	83,227	85,811
Units purchased	3,284	5,325	488	5,744	4,960	98,580	753	5,645
Units redeemed	(137)	(13,260)	(3,340)	(3,988)	(131)	(122)	(5,574)	(8,229)
Ending units	7,676	4,529	71,695	74,547	248,137	243,308	78,406	83,227

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RENF		VVB		JABS
Investment activity:	2019	2018	2019	2018	2019	2018

Net investment income (loss)	$-	49	-	993	-	805
Realized gain (loss) on investments	(347)	(1,055)	7,898	-	10,834	-
Change in unrealized gain (loss)
on investments	632	(774)	(6,040)	(4,529)	(8,770)	(1,778)
Reinvested capital gains	-	-	-	2,095	-	1,161
Net increase (decrease) in contract owners'
equity resulting from operations	285	(1,780)	1,858	(1,441)	2,064	188
Equity transactions:
Purchase payments received from contract
owners (note 4)	-	-	-	-	-	-
Transfers between funds	(1,868)	441	-	-	-	-
Redemptions (notes 2, 3 and 4)	-	-	(42,689)	-	(45,793)	-
Adjustments to maintain reserves	-	-	(1)	-	-	-
Net equity transactions	(1,868)	441	(42,690)	-	(45,793)	-
Net change in contract owners' equity	(1,583)	(1,339)	(40,832)	(1,441)	(43,729)	188
Contract owners' equity beginning of period	1,583	2,922	40,832	42,273	43,729	43,541
Contract owners' equity end of period	$-	1,583	-	40,832	-	43,729
CHANGES IN UNITS:
Beginning units	2,798	3,848	20,148	20,148	20,718	20,718
Units purchased	-	20,287	-	-	-	-
Units redeemed	(2,798)	(21,337)	(20,148)	-	(20,718)	-
Ending units	-	2,798	-	20,148	-	20,718

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The PHL Variable Accumulation Account II (the "Separate Account"), is a separate account of PHL Variable Insurance Company ("PHL", "PHL Variable", the Company, "we" or "us"). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC ("PHL Delaware"), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC. ("Nassau"). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York ("NCNY") to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.

Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

BNY Mellon Stock Index - Serv (DSIFS)

ALPS VARIABLE INVESTMENT TRUST

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

FIDELITY VIP

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

INVESCO V. I.

Invesco V.I. Government Money Market I (IVGMMI)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Short-Term - Admin (PVSTA)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Total Return - Advisor (PMVTRD)

PIMCO VIT CommodityRealReturn Strategy - Advisor (PMVRSD)

PIMCO VIT High Yield - Advisor (PMVHYD)

PIMCO VIT Real Return - Advisor (PMVRA)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Energy (RENF)*

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

VANECK VIP

VanEck VIP Global Hard Assets Class S (VWHAS)

VanEck VIP Emerging Markets (VWEM)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)*

Vanguard VIF International (VVI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF Total Stock Market Index (VVTSM)

JANUS HENDERSON VIT FUNDS

Janus Henderson Balanced - Serv (JABS)*

*At December 31, 2019, contract owners were not invested in this fund.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The Contract Owners' Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were not subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2019.

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
DVSCS	BNY Mellon Small Cap Stock Index - Serv	Dreyfus Small Cap Stock Index	6/3/2019
DSIFS	BNY Mellon Stock Index - Serv	Dreyfus Stock Index Service	6/3/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal. The Account is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company is continuously monitoring the market and economic turbulence arising from COVID-19. It is too early for the Company to assess the impact of the pandemic on policyholder behavior and underwriting risks and the mid–to–long–term impact on the Company's or the Separate Account's investments. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on its or the Separate Account's operations and financial statements at this time, although it could be material.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period's financial presentation.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(j)Regulatory Matters

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the Internal Revenue Service ("IRS") and other regulatory bodies regularly make inquiries of PHL and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products.

We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $5,760 and $5,760 for the years ended December 31, 2019 and December 31, 2018, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $1,150 and $1,150 for the years ended December 31, 2019 and December 31, 2018, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $14,601 and $10,300 for the years ended December 31, 2019 and December 31, 2018, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company's general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

•Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management's best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,744,950	$-	$-	$2,744,950

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

		Purchases of		Sales of
BNY Mellon Small Cap Stock Index - Serv (DVSCS)	$	Investments	$	Investments
		3,692		17
BNY Mellon Stock Index - Serv (DSIFS)		25,840		790
ALPS Conservative ETF Asset Allocation II (ACEAA2)		1		668,687
ALPS Growth ETF Asset Allocation II (AGEAA2)		629,877		120,738
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)		953		5,181
Fidelity VIP Strategic Income - Serv II (FVSIS2)		1,071		990
Franklin Templeton Global Bond II (FTVGI2)		5,637		1,601
Invesco V.I. Government Money Market I (IVGMMI)		924		48,444
Lazard Retirement Emerging Markets Equity (LZREMS)		44		10
PIMCO VIT Short-Term - Admin (PVSTA)		942		30,539
PIMCO VIT All Asset - Admin (PMVAAA)		5,094		56,662
PIMCO VIT Total Return - Advisor (PMVTRD)		35,239		18,462
PIMCO VIT CommodityRealReturn Strategy - Advisor (PMVRSD)		2,730		450
PIMCO VIT High Yield - Advisor (PMVHYD)		3,928		1,127
PIMCO VIT Real Return - Advisor (PMVRA)		213		26
Amundi Pioneer Equity Income VCT Class II (PIVEI2)		7,378		2,469
Guggenheim Multi-Hedge Strategies (RVARS)		2,974		43
T. Rowe Price Blue Chip Growth II (TRBCG2)		8,787		-
VanEck VIP Global Hard Assets Class S (VWHAS)		1,214		6,193
VanEck VIP Emerging Markets (VWEM)		4,767		204
Vanguard VIF International (VVI)		6,212		5,813
Vanguard VIF Total Bond Market Index (VVHGB)		16,922		199
Vanguard VIF Total Stock Market Index (VVTSM)		11,194		15,181
Guggenheim Rydex Energy (RENF)		-		1,868
Vanguard VIF Balanced (VVB)		-		42,689
Janus Henderson Balanced - Serv (JABS)		-		45,793
Total (unaudited)		$775,633		$1,074,176

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts Total return and investment income ratio for periods with no ending Contract Owners' Equity were considered to be irrelevant, and therefore are not presented. Contract Owners' Equity presented below may not agree to the Contract Owners' Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investme	Total
	Expense		Fair	Owners'	Income
	Rate*	Units (000's)	Value	Equity (000's)	Ratio**	Return***
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2019	0.00%	15	$ 3.00	$ 44	0.86%	22.45%
2018	0.00%	15	2.45	36	1.00%	-9.26%
2017	0.00%	22	2.70	60	0.69%	12.50%
2016	0.00%	28	2.40	67	1.13%	25.65%
2015	0.00%	59	1.91	113	0.72%	-2.05%
BNY Mellon Stock Index - Serv (DSIFS)
2019	0.00%	62	2.87	177	1.51%	31.05%
2018	0.00%	56	2.19	122	1.38%	-4.78%
2017	0.00%	105	2.30	243	1.43%	21.05%
2016	0.00%	126	1.90	239	2.13%	11.11%
2015	0.00%	9	1.71	16	1.50%	1.18%
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2019	0.00%	0	1.47	0	0.00%	11.36%
2018	0.00%	493	1.32	651	0.70%	-2.22%
2017	0.00%	49	1.35	66	1.78%	6.30%
2016	0.00%	49	1.27	63	0.42%	4.10%
2015	0.00%	603	1.22	734	0.42%	-0.81%
ALPS Growth ETF Asset Allocation II (AGEAA2)
2019	0.00%	362	1.85	671	1.98%	19.35%
2018	0.00%	81	1.55	125	1.86%	-7.74%
2017	0.00%	519	1.68	873	1.33%	17.48%
2016	0.00%	568	1.43	814	1.80%	9.16%
2015	0.00%	105	1.31	137	1.39%	-2.24%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2019	0.00%	14	1.59	22	1.84%	12.77%
2018	0.00%	17	1.41	25	1.85%	-4.08%
2017	0.00%	21	1.47	31	1.60%	9.70%
2016	0.00%	25	1.34	33	1.56%	6.35%
2015	0.00%	29	1.26	36	1.37%	-1.56%
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2019	0.00%	15	1.84	28	3.11%	10.84%
2018	0.00%	16	1.66	27	2.74%	-2.92%
2017	0.00%	22	1.71	38	3.63%	7.55%
2016	0.00%	11	1.59	18	2.27%	8.16%
2015	0.00%	27	1.47	40	2.88%	-2.00%
Franklin Templeton Global Bond II (FTVGI2)
2019	0.00%	28	1.68	47	7.03%	1.82%
2018	0.00%	27	1.65	45	0.00%	1.85%
2017	0.00%	29	1.62	47	0.00%	1.89%
2016	0.00%	19	1.59	30	0.00%	3.25%
2015	0.00%	22	1.54	34	8.30%	-4.35%
Invesco V.I. Government Money Market I (IVGMMI)
2019	0.00%	2	10.42	17	1.98%	1.86%
2018	0.00%	6	10.23	65	1.56%	1.59%
2017	0.00%	4	10.07	42	0.56%	0.50%
2016	0.00%	5	10.02	49	0.07%	0.10%
2015	0.00%	14	10.01	141	0.01%	0.00%
Lazard Retirement Emerging Markets Equity (LZREMS)
2019	0.00%	4	1.23	5	0.90%	18.27%
2018	0.00%	4	1.04	5	1.89%	-18.75%
2017	0.00%	4	1.28	6	1.80%	28.00%
2016	0.00%	4	1.00	4	0.49%	20.48%
2015	0.00%	38	0.83	31	1.07%	-20.19%
PIMCO VIT Short-Term - Admin (PVSTA)
2019	0.00%	28	1.27	35	2.46%	3.25%
2018	0.00%	52	1.23	64	2.19%	1.65%
2017	0.00%	41	1.21	50	1.70%	1.68%
2016	0.00%	41	1.19	49	1.58%	2.59%
2015	0.00%	35	1.16	40	0.95%	0.87%
PIMCO VIT All Asset - Admin (PMVAAA)
2019	0.00%	49	1.68	82	2.75%	12.00%
2018	0.00%	84	1.50	125	3.21%	-5.06%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investme	Total
	Expense		Fair	Owners'	Income
	Rate*	Units (000's)	Value	Equity (000's)	Ratio**	Return***
2017	0.00%	84	1.58	133	5.90%	12.86%
2016	0.00%	40	1.40	56	2.68%	12.90%
2015	0.00%	40	1.24	50	3.39%	-8.82%
PIMCO VIT Total Return - Advisor (PMVTRD)
2019	0.00%	410	1.68	689	2.91%	8.39%
2018	0.00%	411	1.55	639	2.45%	-0.64%
2017	0.00%	423	1.56	662	1.92%	4.70%
2016	0.00%	538	1.49	803	1.99%	2.76%
2015	0.00%	706	1.45	1,026	4.67%	0.00%
PIMCO VIT CommodityRealReturn Strategy - Advisor (PMVRSD)
2019	0.00%	39	0.48	19	4.34%	11.63%
2018	0.00%	36	0.43	15	1.96%	-15.69%
2017	0.00%	35	0.51	18	12.23%	2.00%
2016	0.00%	15	0.50	7	1.01%	16.28%
2015	0.00%	15	0.43	6	4.25%	-25.86%
PIMCO VIT High Yield - Advisor (PMVHYD)
2019	0.00%	27	2.10	57	4.85%	14.75%
2018	0.00%	27	1.83	49	5.00%	-2.66%
2017	0.00%	28	1.88	52	4.78%	6.21%
2016	0.00%	30	1.77	53	5.13%	12.74%
2015	0.00%	24	1.57	37	5.10%	-1.88%
PIMCO VIT Real Return - Advisor (PMVRA)
2019	0.00%	10	1.45	14	1.56%	8.21%
2018	0.00%	10	1.34	13	2.37%	-2.19%
2017	0.00%	10	1.37	13	2.32%	3.79%
2016	0.00%	57	1.32	76	2.17%	4.76%
2015	0.00%	58	1.26	73	4.10%	-2.33%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2019	0.00%	7	2.60	18	2.36%	25.00%
2018	0.00%	8	2.08	17	2.62%	-8.77%
2017	0.00%	6	2.28	13	1.42%	15.15%
2016	0.00%	9	1.98	18	1.76%	20.00%
2015	0.00%	11	1.65	19	1.87%	0.00%
Guggenheim Multi-Hedge Strategies (RVARS)
2019	0.00%	31	1.03	32	2.38%	5.10%
2018	0.00%	29	0.98	29	0.00%	-4.85%
2017	0.00%	29	1.03	30	0.00%	4.04%
2016	0.00%	22	0.99	21	0.07%	-1.00%
Guggenheim Multi-Hedge Strategies
2015	0.00%	50	1.00	50	0.79%	2.04%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2019	0.00%	4	3.80	16	0.00%	29.69%
2018	0.00%	2	2.93	5	0.00%	1.74%
2017	0.00%	9	2.88	26	0.00%	35.85%
2016	0.00%	8	2.12	17	0.00%	0.47%
2015	0.00%	30	2.11	64	0.00%	10.47%
VanEck VIP Global Hard Assets Class S (VWHAS)
2019	0.00%	11	0.60	7	0.00%	11.11%
2018	0.00%	20	0.54	11	0.00%	-28.00%
2017	0.00%	10	0.75	8	0.00%	-2.60%
2016	0.00%	10	0.77	8	0.26%	45.28%
2015	0.00%	10	0.53	6	0.03%	-34.57%
VanEck VIP Emerging Markets (VWEM)
2019	0.00%	8	1.58	12	0.28%	30.58%
2018	0.00%	5	1.21	5	0.30%	-23.42%
2017	0.00%	12	1.58	20	0.31%	51.92%
2016	0.00%	8	1.04	8	0.37%	0.00%
2015	0.00%	5	1.04	5	0.54%	-14.05%
Vanguard VIF International (VVI)
2019	0.00%	72	1.87	134	1.40%	30.77%
2018	0.00%	75	1.43	106	0.78%	-12.27%
2017	0.00%	73	1.63	119	0.82%	42.98%
2016	0.00%	38	1.14	44	1.28%	1.79%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investme	Total
	Expense		Fair	Owners'	Income
	Rate*	Units (000's)	Value	Equity (000's)	Ratio**	Return***
2015	0.00%	3	1.12	4	1.69%	-0.88%
Vanguard VIF Total Bond Market Index (VVHGB)
2019	0.00%	248	1.56	387	2.53%	9.09%
2018	0.00%	243	1.43	349	2.04%	-0.69%
2017	0.00%	145	1.44	208	2.41%	3.60%
2016	0.00%	124	1.39	172	2.35%	2.96%
2015	0.00%	19	1.35	26	2.24%	0.00%
Vanguard VIF Total Stock Market Index (VVTSM)
2019	0.00%	78	2.94	231	1.54%	30.67%
2018	0.00%	83	2.25	187	1.54%	-5.46%
2017	0.00%	86	2.38	204	1.47%	20.81%
2016	0.00%	45	1.97	89	1.17%	12.57%
2015	0.00%	48	1.75	83	1.26%	0.57%
Janus Henderson Balanced - Serv (JABS)
2019	0.00%	0	2.21	0	0.00%	4.75%	****
2018	0.00%	21	2.11	44	1.79%	0.48%
2017	0.00%	21	2.10	44	1.40%	17.98%
2016	0.00%	21	1.78	37	1.96%	4.09%
2015	0.00%	21	1.71	35	1.64%	0.59%
Guggenheim Rydex Energy (RENF)
2019	0.00%	0	0.67	0	0.00%	17.14%	*****
2018	0.00%	3	0.57	2	0.66%	-25.00%
2017	0.00%	4	0.76	3	0.00%	-6.17%
2016	0.00%	3	0.81	2	1.37%	30.65%
2015	0.00%	74	0.62	46	0.42%	-29.55%
Vanguard VIF Balanced (VVB)
2019	0.00%	0	2.12	0	0.00%	4.38%	****
2018	0.00%	20	2.03	41	2.34%	-3.33%
2017	0.00%	20	2.10	42	2.31%	14.75%
2016	0.00%	20	1.83	37	2.48%	10.91%
2015	0.00%	20	1.65	33	2.36%	0.00%
2019	Contract Owners' Equity (in 000's - unaudited):	$2,745
2018	Contract Owners' Equity (in 000's - unaudited):	$2,801
2017	Contract Owners' Equity (in 000's - unaudited):	$3,051
2016	Contract Owners' Equity (in 000's - unaudited):	$2,814
2015	Contract Owners' Equity (in 000's - unaudited):	$2,885

*This represents the annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***This represents the returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. The total return presented is representative of all units issued and outstanding at period end.

****For the noted fund, the financial highlights represent the period from January 1, 2019 to February 11, 2019. There was no activity for this fund subsequent to this period.

*****For the noted fund, the financial highlights represent the period from January 1, 2019 to March 20, 2019. There was no activity for this fund subsequent to this period.

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and

Contract Owners of the PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the PHL Variable Accumulation Account II (the Separate Account) as of the date listed in the Appendix, the related statements of operations, changes in net assets, and the related notes including the financial highlights in Note 6 for each of the years or periods listed in the Appendix (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations, changes in its net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 26, 2017, expressed an unqualified opinion on those financial statements and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Nassau Insurance Group Holdings' separate accounts since 2015.

Hartford, Connecticut

April 29, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

Appendix

Statements of assets and liabilities as of December 31, 2019, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the year or period in the three-year then ended.

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index – Serv (DVSCS)

BNY Mellon Stock Index – Serv (DSIFS)

ALPS VARIABLE INVESTMENT TRUST

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

FIDELITY VIP

Fidelity VIP Strategic Income – Serv II (FVSIS2)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

INVESCO V. I.

Invesco V.I. Government Money Market I (IVGMMI)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Short-Term – Admin (PVSTA)

PIMCO VIT All Asset – Admin (PMVAAA)

PIMCO VIT Total Return – Advisor (PMVTRD)

PIMCO VIT CommodityRealReturn Strategy – Advisor (PMVRSD)

PIMCO VIT High Yield – Advisor (PMVHYD)

PIMCO VIT Real Return – Advisor (PMVRA)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Multi-Hedge Strategies (RVARS)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

VANECK VIP

VanEck VIP Global Hard Assets Class S (VWHAS)

VanEck VIP Emerging Markets (VWEM)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF International (VVI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF Total Stock Market Index (VVTSM)

2

Statements of operations for the period from January 1, 2019 to February 11, 2019, statements of changes in net assets for the period from January 1, 2019 to February 11, 2019 and year ended December 31, 2018, and the financial highlights for the period from January 1, 2019 to February 11, 2019 and the two-year period ended December 31, 2018.

JANUS HENDERSON VIT FUNDS – SERVICE

Janus Henderson Balanced – Serv (JABS)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Statements of operations for the period from January 1, 2019 to March 20, 2019, statements of changes in net assets for the period from January 1, 2019 to March 20, 2019 and year ended December 31, 2018, and the financial highlights for the period from January 1, 2019 to March 20, 2019 and the two-year period ended December 31, 2018.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Energy (RENF)

3